Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Equity Incentive Plan

On March 28, 2024, the board of directors of the Company approved 2024 Equity Incentive Plan (the “2024 Plan”). Under the 2024 Plan, the maximum aggregate number of Class A ordinary shares that may be issued pursuant to the awards shall be 8,800,000 shares. All of the 8,800,000 shares have been issued to employees.

The Group has evaluated subsequent events through April 29, 2024, the date of issuance of the consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Group’s consolidated financial statements.